Shareholders' equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Common stock shares authorized	76,463,244	62,444,992
Cash dividends	$ 0